N-2 - $ / shares			3 Months Ended
		Feb. 07, 2023	Jun. 30, 2023		Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001414932
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Entity Registrant Name		Oaktree Specialty Lending Corporation
Entity Address, Address Line One		333 South Grand Ave., 28th Floor
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90071
City Area Code		213
Local Phone Number		830‑6300
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]
Information under the caption “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities – Fees and Expenses” in our Annual Report on Form 10‑K for the fiscal year ended September 30, 2022 is incorporated by reference herein.

Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
SENIOR SECURITIES
The information contained under the caption “Item 8. Consolidated Financial Statements and Supplementary Data – Notes to Consolidated Financial Statements – Note 11 – Senior Securities” in our Annual Report on Form 10‑K for the fiscal year ended September 30, 2022 is incorporated by reference herein.

General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
An investment in any securities offered pursuant to this prospectus and any accompanying prospectus supplement involves substantial risks. You should carefully consider the risk factors incorporated by reference herein from our Annual Report on Form 10‑K for the fiscal year ended September 30, 2022 and our subsequent Annual Reports on Form 10‑K, Quarterly Reports on Form 10‑Q and the other information contained in this prospectus, as updated, amended or superseded by our subsequent filings under the Securities Exchange Act of 1934, as amended, or the Exchange Act, and the risk factors and other information contained in any accompanying prospectus supplement or free writing prospectus before acquiring any of such securities. The occurrence of any of these risks could materially and adversely affect our business, prospects, financial condition, results of operations and cash flow and might cause you to lose all or part of your investment in the offered securities. The risks described in these documents are not the only risks we face, and there may be additional risks that we do not presently know of or that we currently consider not likely to have a significant impact. New risks may emerge at any time and we cannot predict such risks or estimate the extent to which they may affect our business or our financial performance.

Share Price [Table Text Block]
The following table sets forth, for each fiscal quarter during the last two fiscal years and the current fiscal year, the Company’s net asset value, or NAV, per share (where it has been determined), the range of high and low sales prices of the Company’s common stock as reported on The Nasdaq Global Select Market and the premium (discount) of such sales price to the Company’s NAV per share. Figures for periods prior to January 23, 2023 have been retrospectively adjusted to give effect to the 1‑for‑3 reverse stock split completed on January 20, 2023 and effective at the commencement of trading on January 23, 2023.

			Sales Price		Premium (Discount) of High Sales Price to NAV (2)	Premium (Discount) of Low Sales Price to NAV (2)
	NAV (1)		High	Low
Year ended September 30, 2021
First quarter	$20.54		$16.98	$13.56	(17.3)%	(34.0)%
Second quarter	$21.27		$19.08	$16.41	(10.3)%	(22.8)%
Third quarter	$21.66		$20.76	$18.57	(4.2)%	(14.3)%
Fourth quarter	$21.84		$22.20	$19.74	1.6%	(9.6)%
Year ended September 30, 2022
First quarter	$22.03		$22.86	$21.09	3.8%	(4.3)%
Second quarter	$21.78		$23.43	$21.39	7.6%	(1.8)%
Third quarter	$20.67		$22.83	$18.60	10.4%	(10.0)%
Fourth quarter	$20.38		$21.75	$17.61	6.7%	(13.6)%
Year ending September 30, 2023
First quarter	$19.63		$21.69	$17.59	10.5%	(10.4)%
Second quarter (through February 2, 2023)		*	$21.48	$19.80	*	*
*	Not determinable at the time of filing.
(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.

(2)	Calculated as the respective high or low sales price less NAV per share, divided by NAV per share.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
DESCRIPTION OF OUR CAPITAL STOCK
The following description summarizes material provisions of the Delaware General Corporation Law and our restated certificate of incorporation, as amended and corrected, or our certificate of incorporation, and fourth amended and restated bylaws, or our bylaws. This summary is not necessarily complete, and we refer you to the Delaware General Corporation Law and our certificate of incorporation and bylaws for a more detailed description of the provisions summarized below.
Capital Stock
Our authorized capital stock consists of 250,000,000 shares of common stock, par value $0.01 per share, of which 77,079,805 shares were outstanding as of February 6, 2023.
Our common stock is listed on the Nasdaq Global Select Market under the ticker symbol “OCSL.” No stock has been authorized for issuance under any equity compensation plans. Under Delaware law, our stockholders generally will not be personally liable for our debts or obligations.
Set forth below is a chart describing the classes of our securities outstanding as of February 6, 2023:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amount Under Column 3
Equity Securities
Common Stock	250,000,000	—	77,079,805
Debt Securities
2025 Notes	$300,000,000	—	$300,000,000
2027 Notes	$350,000,000	—	$350,000,000
Under the terms of our certificate of incorporation, all shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, are duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board of Directors and declared by us out of funds legally available therefore. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. The holders of our common stock possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock are able to elect all of our directors, and holders of less than a majority of such shares are unable to elect any director.
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
Under our certificate of incorporation, we will fully indemnify any person who was or is involved in any actual or threatened action, suit or proceeding (whether civil, criminal, administrative or investigative) by reason of the fact that such person is or was one of our directors or officers or is or was serving at our request as a director or officer of another corporation, partnership, limited liability company, joint venture, trust or other enterprise, including service with respect to an employee benefit plan, against expenses (including attorney’s fees), judgments, fines and amounts paid or to be paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding. Our certificate of incorporation also provides that our directors will not be personally liable for monetary damages to us for breaches of their fiduciary duty as directors, except for a breach of their duty of loyalty to us or our stockholders, for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, or for any transaction from which the director derived an improper personal benefit. So long as we are regulated under the Investment Company Act, the above indemnification and limitation of liability will be limited by the Investment Company Act or by any valid rule, regulation or order of the SEC thereunder. The Investment Company Act provides, among other things, that a company may not indemnify any director or officer against liability to it or its stockholders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non‑party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct.
Delaware law also provides that indemnification permitted under the law shall not be deemed exclusive of any other rights to which the directors and officers may be entitled under the corporation’s bylaws, any agreement, a vote of stockholders or otherwise.
Our certificate of incorporation permits us to secure insurance on behalf of any person who is or was or has agreed to become a director or officer or is or was serving at our request as a director or officer of another enterprise for any liability arising out of his or her actions, regardless of whether the Delaware General Corporation Law would permit indemnification. We have obtained liability insurance for our officers and directors.
Delaware Law and Certain Certificate of Incorporation and Bylaw Provisions; Anti-Takeover Measures
We are subject to the provisions of Section 203 of the Delaware General Corporation Law. In general, the statute prohibits a publicly held Delaware corporation from engaging in a “business combination” with “interested stockholders” for a period of three years after the date of the transaction in which the person became an interested stockholder, unless the business combination is approved in a prescribed manner. A “business combination” includes certain mergers, asset sales and other transactions resulting in a financial benefit to the interested stockholder. Subject to exceptions, an “interested stockholder” is a person who, together with his, her or its affiliates and associates, owns, or within three years did own, 15% or more of the corporation’s voting stock.
Our certificate of incorporation and bylaws provide that:
•	the Board of Directors be divided into three classes, as nearly equal in size as possible, with staggered three-year terms;
•	directors may be removed only for cause by the affirmative vote of the holders of two‑thirds of the shares of our capital stock entitled to vote; and
•	any vacancy on the Board of Directors, however the vacancy occurs, including a vacancy due to an enlargement of the Board of Directors, may only be filled by vote of the directors then in office.
The classification of our Board of Directors and the limitations on removal of directors and filling of vacancies could have the effect of making it more difficult for a third party to acquire us, or of discouraging a third party from acquiring us.
Our certificate of incorporation and bylaws also provide that:
•
any action required or permitted to be taken by the stockholders at an annual meeting or special meeting of stockholders may only be taken if it is properly brought before such meeting and may not be taken by written action in lieu of a meeting; and

•	special meetings of the stockholders may only be called by our Board of Directors, chairman or chief executive officer.
Our bylaws provide that, in order for any matter to be considered “properly brought” before a meeting, a stockholder must comply with requirements regarding advance notice to us. These provisions could delay until the next stockholders’ meeting stockholder actions which are favored by the holders of a majority of our outstanding voting securities. These provisions may also discourage another person or entity from making a tender offer for our common stock, because such person or entity, even if it acquired a majority of our outstanding voting securities, would be able to take action as a stockholder (such as electing new directors or approving a merger) only at a duly called stockholders meeting, and not by written consent.
The Delaware General Corporation Law provides generally that the affirmative vote of a majority of the shares entitled to vote on any matter is required to amend a corporation’s certificate of incorporation or bylaws, unless a corporation’s certificate of incorporation or bylaws requires a greater percentage. Under our certificate of incorporation and bylaws, any amendment or repeal of the bylaws by the stockholders shall require the affirmative vote of the holders of at least 66 2/3% of the shares of our capital stock then outstanding and entitled to vote in the election of directors. The vote of at least 66 2/3% of the shares of our capital stock then outstanding and entitled to vote in the election of directors, voting together as a single class, will not be required to amend or repeal any provision of our certificate of incorporation pertaining to the Board of Directors, limitation of liability, indemnification, stockholder action or amendments to our certificate of incorporation. In addition, our certificate of incorporation permits our Board of Directors to amend or repeal our bylaws by a majority vote.

Long Term Debt [Table Text Block]
DESCRIPTION OF OUR DEBT SECURITIES
We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.
As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “Events of Default — Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to the debt securities.
This section is a summary of the material provisions of the indenture, including the general terms of our debt securities and your rights as a holder of such securities. Any accompanying prospectus supplement will describe any other material terms of the debt securities being offered thereunder. This section does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. A copy of the indenture has been filed as an exhibit to the registration statement of which this prospectus is a part. We will file a supplemental indenture with the SEC in connection with any debt offering, at which time the supplemental indenture would be publicly available. See “Available Information” for information on how to obtain a copy of the indenture.
The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered by including:
•	the designation or title of the series of debt securities;
•	the total principal amount of the series of debt securities;
•	the percentage of the principal amount at which the series of debt securities will be offered;
•	the date or dates on which principal will be payable;
•	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

•	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
•	whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);
•	the terms for redemption, extension or early repayment, if any;
•	the currencies in which the series of debt securities are issued and payable;
•
whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

•	the place or places of payment, transfer, conversion and/or exchange of the debt securities;
•	the denominations in which the offered debt securities will be issued;
•	the provision for any sinking fund;
•	any restrictive covenants;
•	any Events of Default (as defined below);
•	whether the series of debt securities are issuable in certificated form;
•	any provisions for defeasance or covenant defeasance;
•	any special federal income tax implications, including, if applicable, federal income tax considerations relating to original issue discount, or OID;
•
whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

•	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
•	whether the debt securities are subject to subordination and the terms of such subordination;
•	whether the debt securities are secured and the terms of any security interests;
•	the listing, if any, on a securities exchange; and
•	any other terms.
We are permitted to issue debt only in amounts such that our asset coverage, as defined in the Investment Company Act, equals at least 150% after each issuance of debt (subject to certain ongoing disclosure requirements). We may also borrow up to 5% of the value of our total assets for temporary or emergency purposes without regard to asset coverage. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

Outstanding Securities [Table Text Block]
Set forth below is a chart describing the classes of our securities outstanding as of February 6, 2023:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Us or for Our Account	(4) Amount Outstanding Exclusive of Amount Under Column 3
Equity Securities
Common Stock	250,000,000	—	77,079,805
Debt Securities
2025 Notes	$300,000,000	—	$300,000,000
2027 Notes	$350,000,000	—	$350,000,000

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		333 South Grand Ave., 28th Floor
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90071
Contact Personnel Name		Mary Gallegly
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid			$ 19.80		$ 17.59	$ 17.61	$ 18.60	$ 21.39	$ 21.09	$ 19.74	$ 18.57	$ 16.41	$ 13.56
Highest Price or Bid			$ 21.48		$ 21.69	$ 21.75	$ 22.83	$ 23.43	$ 22.86	$ 22.20	$ 20.76	$ 19.08	$ 16.98
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[1]			[2]	10.50%	6.70%	10.40%	7.60%	3.80%	1.60%	(4.20%)	(10.30%)	(17.30%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[1]			[2]	(10.40%)	(13.60%)	(10.00%)	(1.80%)	(4.30%)	(9.60%)	(14.30%)	(22.80%)	(34.00%)
Latest NAV	[3]			[2]	$ 19.63	$ 20.38	$ 20.67	$ 21.78	$ 22.03	$ 21.84	$ 21.66	$ 21.27	$ 20.54
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		250,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		77,079,805
Twenty Twenty Five Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		2025 Notes
Outstanding Security, Authorized [Shares]		300,000,000
Outstanding Security, Not Held [Shares]		300,000,000
Twenty Twenty Seven Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		2027 Notes
Outstanding Security, Authorized [Shares]		350,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		350,000,000

[1]	Calculated as the respective high or low sales price less NAV per share, divided by NAV per share.
[2]	Not determinable at the time of filing.
[3]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.